Offerings	Sep. 05, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	US$1,250,000,000 5.100% Senior Notes due 2034
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99744
Maximum Aggregate Offering Price	$ 1,246,800,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 184,028
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of US$1,250,000,000 5.100% Senior Notes due 2034
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
(2)
Woodside Energy Group Ltd will fully and unconditionally guarantee the 5.100% Senior Notes due 2034 and 5.700% Senior Notes due 2054, each issued by Woodside Finance Limited. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the guarantees is payable.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	US$750,000,000 5.700% Senior Notes due 2054
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99644
Maximum Aggregate Offering Price	$ 747,330,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,306
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of US$750,000,000 5.700% Senior Notes due 2054
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
(2)
Woodside Energy Group Ltd will fully and unconditionally guarantee the 5.100% Senior Notes due 2034 and 5.700% Senior Notes due 2054, each issued by Woodside Finance Limited. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the guarantees is payable.